Share Capital - Option Fair Value Assumptions (Details)	3 Months Ended
	Mar. 31, 2026 yr $ / shares	Mar. 31, 2025 yr $ / shares
Share Capital
Expected stock price volatility	76.00%	113.00%
Risk-free interest rate	3.94%	4.00%
Expected life of Options | yr	5	5
Stock price on date of grant	$ 3.23	$ 1.33
Exercise price	$ 3.23	$ 1.33